AOT Growth and Innovation ETF
Schedule of Investments
February 28, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 99.8%
Advertising - 4.9%
39,561	Magnite, Inc. (a)	$440,314
16,954	PubMatic, Inc. - Class A (a)	257,362
5,844	Trade Desk, Inc. - Class A (a)	327,030
		1,024,706
Application Software - 14.2%
789	Adobe, Inc. (a)	255,597
1,654	AppLovin Corp. - Class A (a)	22,329
213	Atlassian Corp. - Class A (a)	35,002
578	Autodesk, Inc. (a)	114,843
1,317	BILL Holdings, Inc. (a)	111,458
9,102	CS Disco, Inc. (a)	63,714
2,504	Datadog, Inc. - Class A (a)	191,606
4,373	DocuSign, Inc. (a)	268,284
466	HubSpot, Inc. (a)	180,277
7,198	Palantir Technologies, Inc. - Class A (a)	56,432
2,258	Paylocity Holding Corp. (a)	434,913
3,692	Salesforce, Inc. (a)	604,048
1,163	Tyler Technologies, Inc. (a)	373,614
1,555	Unity Software, Inc. (a)	47,334
2,469	Zoom Video Communications, Inc. - Class A (a)	184,163
		2,943,614
Automobile Manufacturers - 2.5%
2,505	Tesla, Inc. (a)	515,304

Consumer Finance - 2.4%
48,602	LendingClub Corp. (a)	456,859
2,728	Upstart Holdings, Inc. (a)(b)	50,495
		507,354
Data Processing & Outsourced Services - 13.2%
13,341	Affirm Holdings, Inc. (a)	181,704
4,310	Block, Inc. (a)	330,706
33,082	Dlocal Ltd. ADR (a)(c)	494,245
3,246	PayPal Holdings, Inc. (a)	238,906
41,854	Remitly Global, Inc. (a)	612,324
46,526	Toast, Inc. - Class A (a)	880,272
		2,738,157
Diversified Banks - 2.4%
101,124	NU Holdings Ltd. - Class A ADR (a)(c)	509,665

Health Care Technology - 1.5%
5,640	Doximity, Inc. - Class A (a)	189,673
747	Veeva Systems, Inc. - Class A (a)	123,748
		313,421
Human Resource & Employment Services - 1.6%
25,445	Sterling Check Corp. (a)	323,660

Interactive Home Entertainment - 0.6%
2,054	Sea Ltd. ADR (a)(c)	128,354

AOT Growth and Innovation ETF
Schedule of Investments (Continued)
February 28, 2023 (Unaudited)

Shares		Value
Interactive Media & Services - 6.4%
14,811	Alphabet, Inc. - Class A (a)	$1,333,879

Internet & Direct Marketing Retail - 10.1%
8,321	Amazon.com, Inc. (a)	784,088
6,447	Etsy, Inc. (a)	782,730
442	MercadoLibre, Inc. (a)	539,240
		2,106,058
Internet Services & Infrastructure - 5.4%
3,758	DigitalOcean Holdings, Inc. (a)	120,181
5,234	Fastly, Inc. - Class A (a)	72,700
1,203	Okta, Inc. (a)	85,762
10,138	Shopify, Inc. - Class A ADR (a)(c)	417,077
1,030	Snowflake, Inc. - Class A (a)	159,011
4,043	Twilio, Inc. - Class A (a)	271,730
		1,126,461
Movies & Entertainment - 3.1%
826	Netflix, Inc. (a)	266,079
3,049	Roku, Inc. (a)	197,240
1,472	Spotify Technology S.A. ADR (a)(c)	171,194
		634,513
Pharmaceuticals - 0.4%
239	Eli Lilly & Co.	74,382

Real Estate Services - 0.4%
1,888	Zillow Group, Inc. - Class C (a)	79,296

Regional Banks - 0.3%
3,994	Silvergate Capital Corp. - Class A (a)(b)	55,557

Semiconductors - 21.1%
20,829	Advanced Micro Devices, Inc. (a)	1,636,743
1,822	Analog Devices, Inc.	334,282
4,841	NVIDIA Corp.	1,123,887
3,827	Qualcomm, Inc.	472,749
9,384	Taiwan Semiconductor Manufacturing Co., Ltd. ADR (c)	817,065
		4,384,726
Specialized Finance - 0.8%
26,437	SoFi Technologies, Inc. (a)	174,484

Systems Software - 8.5%
6,171	Microsoft Corp.	1,539,171
166	ServiceNow, Inc. (a)	71,740
10,346	UiPath, Inc. - Class A (a)	153,535
		1,764,446
	TOTAL COMMON STOCKS (Cost $20,786,395)	20,738,037

AOT Growth and Innovation ETF
Schedule of Investments (Continued)
February 28, 2023 (Unaudited)

Shares		Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.5%
102,661	First American Government Obligations Fund - Class X, 4.37% (d)	$102,661
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $102,661)	102,661

MONEY MARKET FUNDS - 0.2%
54,544	First American Government Obligations Fund - Class X, 4.37% (d)	54,544
	TOTAL MONEY MARKET FUNDS (Cost $54,544)	54,544

	TOTAL INVESTMENTS (Cost $20,943,600) - 100.5%	20,895,242
	Other Liabilities in Excess of Assets - (0.5%)	(107,938)
	TOTAL NET ASSETS - 100.0%	$20,787,304

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	This security or a portion of this security was out on loan as of February 28, 2023. Total loaned securities had a market value of $100,734 as of February 28, 2023.
(c)	Foreign issued security.
(d)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

AOT GROWTH AND INNOVATION ETF

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of February 28, 2023,the Fund did not hold any securities valued by the valuation designee.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

AOT GROWTH AND INNOVATION ETF

The following is a summary of the fair value classification of the Fund’s investments as of February 28, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
AOT Growth and Innovation ETF
Assets*
Common Stocks	$20,738,037	$-	$-	$20,738,037
Investments Purchased with Proceeds from Securities Lending	102,661	-	-	102,661
Money Market Funds	54,544	-	-	54,544
Total Investments in Securities	$20,895,242	$-	$-	$20,895,242

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended February 28, 2023, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.